Offerings	Aug. 19, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Encompass Health Corporation, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the Securities Act), Encompass Health Corporation (the Registrant) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay as you go basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, settlement, exchange or conversion of other securities.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of Encompass Health Corporation, par value $0.10 per share
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to Purchase Common Stock or Preferred Stock
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities of Encompass Health Corporation
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees by subsidiary guarantors of Debt Securities issued by Encompass Health Corporation
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered under this Registration Statement guarantees of the debt securities of the Registrant by certain of the Registrants subsidiaries listed in the Table of Additional Registrants in the Registration Statement. No separate consideration will be paid in respect of such guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable in respect of such guarantees. An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, settlement, exchange or conversion of other securities.